Accumulated Other Comprehensive Loss, Net of Tax (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	[1]	$ (6.7)
Foreign currency translation adjustments		0.1	$ 0.7	[2]	$ 0.0	[2]
Actuarial gains (losses) on pension and non-pension post-employment benefit plans (note 19)		8.4	(1.2)		17.1
Reclassification of actuarial losses (gains) to deficit		(8.4)	1.2		(17.1)
Loss on purchase of pension annuities (note 19)		(63.3)	(17.0)		0.0
Reclassification of loss on purchase of pension annuities to deficit (note 19)		63.3	17.0		0.0
Accumulated other comprehensive income, ending balance		(26.5)	(6.7)	[1]
Income tax expense (recovery) relating to net loss on cash flow hedges		(1.0)	2.8		1.2
Income tax expense (recovery) relating to reclassification of net loss on cash flow hedges to operations		(0.7)	(0.3)		(1.1)
Income tax expense (recovery) relating to cash flow hedges		(0.5)	1.2		1.3
Foreign currency
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance		(14.5)	(15.2)		(15.2)
Accumulated other comprehensive income, ending balance		(14.4)	(14.5)		(15.2)
Pension and non-pension post-employment benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance		0.0	0.0
Accumulated other comprehensive income, ending balance		0.0	0.0		0.0
Accumulated other comprehensive loss
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance		(6.7)	(24.7)
Foreign currency translation adjustments	[3]	0.1	0.7
Accumulated other comprehensive income, ending balance		(26.5)	(6.7)		(24.7)
Currency forward
Disclosure of analysis of other comprehensive income by item [line items]
Net gain (loss) on cash flow hedges		(14.7)	27.9		(2.2)
Reclassification of net loss (gain) on cash flow hedges to operations		(0.8)	(10.6)		10.3
Currency forward | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance		7.8	(9.5)		(17.6)
Accumulated other comprehensive income, ending balance		(7.7)	7.8		(9.5)
Interest rate swap
Disclosure of analysis of other comprehensive income by item [line items]
Net gain (loss) on cash flow hedges		(4.8)	0.0		0.0
Reclassification of net loss (gain) on cash flow hedges to operations		$ 0.4	0.0		0.0
Term of derivative contract		5 years
Interest rate swap | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance		$ 0.0	0.0		0.0
Accumulated other comprehensive income, ending balance		$ (4.4)	$ 0.0		$ 0.0

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[2]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[3]	Accumulated other comprehensive income (loss) is net of tax. See note 14.